Omnibus Incentive Compensation Plan	12 Months Ended
Dec. 31, 2014
Omnibus Incentive Compensation Plan (Abstract)
Omnibus Incentive Compensation Plan
13. Omnibus Incentive Compensation Plan

a. Partnership's Omnibus Incentive Compensation Plan

On August 21, 2014, at the annual general meeting of the Partnership's unit holders, an amendment and restatement of the Partnership's 2008 Omnibus Incentive Compensation Plan (the “Plan”) amended July 22, 2010, was approved so as to increase the maximum number of restricted units authorized for issuance thereunder from 800,000 common units to 1,650,000 common units. During 2014 no awards were granted.

On April 29, 2008, the board of directors approved the Partnership's Plan according to which the Partnership may issue a limited number of awards, not to exceed 500,000 units. The Plan was amended on July 22, 2010 increasing the aggregate number of restricted units issuable under the Plan to 800,000. The Plan is administered by the General Partner as authorized by the board of directors. The persons eligible to receive awards under the Plan are officers, directors, and executive, managerial, administrative and professional employees of the Manager, or CMTC, or other eligible persons (collectively, “key persons”) as the General Partner, in its sole discretion, shall select based upon such factors as it deems relevant. Members of the board of directors are considered to be employees of the Partnership (“Employees”) for the purposes of recognition of equity compensation expense, while employees of the Manager, CMTC and other eligible persons under the plan are not considered to be employees of the Partnership (“Non-Employees”). Awards may be made under the Plan in the form of incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, unrestricted stock, restricted stock units and performance shares.

On August 25 and 31, 2010 CGP awarded 448,000 and 347,200 unvested units to Employees and Non-Employees, respectively. Awards granted to certain Employees vest in three equal annual installments. The remaining awards vested on August 31, 2013.

All unvested units were conditional upon the grantee's continued service as Employee and/or Non-Employee until the applicable vesting date.

The unvested units accrued distributions as declared and paid which were retained by the custodian of the Plan until the vesting date at which they were payable to the grantee. As unvested unit grantees accrued distributions on awards that were expected to vest, such distributions were charged to Partner's capital.

b. Crude's Equity Incentive Plan

On March 1, 2010 Crude adopted an equity incentive plan according to which Crude issued 399,400 shares out of 400,000 restricted shares that were authorized. Members of the board of directors were considered to be employees of Crude (“Employees”), while employees of Crude's affiliates and other eligible persons under this plan were not considered to be employees of Crude (“Non-Employees”). Awards granted to certain Employees vest in three equal annual installments. The remaining awards vested on August 31, 2013.

All unvested units were conditional upon the grantee's continued service as Employee and/or Non-Employee until the applicable vesting date.

The unvested units accrued distributions as declared and paid which were retained by the custodian of the Plan until the vesting date at which they were payable to the grantee. As unvested shares grantees accrued dividends on awards that were expected to vest, such dividends were charged to Stockholders' equity prior to Crude's acquisition and were charged to the Partner's capital subsequent to the acquisition.

c. Acquisition of Crude by the Partnership

Upon the completion of the acquisition of Crude by the Partnership on September 30, 2011, the Crude's Equity Incentive Plan existing on that date was incorporated into the Partnership's Plan at a ratio of 1.56 common Partnership's unit for each Crude share. The 205,000 unvested shares of Crude's Employee award converted to 319,800 Partnership unvested units and the 194,400 unvested shares of Crude's Non-Employee award converted to 303,264 Partnership unvested units. The terms and conditions of both plans are significantly the same and remained unchanged after the acquisition, with the exception of 20,000 Crude shares, which were converted to 31,200 Partnership units upon the completion of the acquisition. These Crude shares were held by those members of the Crude's Independent Committee who were not designated by Crude to serve as a member of the Partnership's board of directors and were vested in full immediately upon the consummation of the acquisition on September 30, 2011.

The following table contains details of our plans:

	Employee equity compensation			Non-Employee equity compensation
Unvested Units	Units	Grant-date fair value	Units	Award-date fair value
Unvested on January 1, 2013	338,135	$2,521	650,464	$4,736
Vested	338,135	2,521	650,464	4,736
Unvested on December 31, 2013	—	$—	—	$—

For the year ended December 31, 2014, 2013, and 2012 the equity compensation expense that has been charged in the consolidated statements of comprehensive income / (loss) was $0, $1,216 and $1,834 for the Employee awards and $0, $2,312 and $1,992 for the Non-Employee awards, respectively. This expense had been included in general and administrative expenses for each respective year.

The Partnership had used the straight-line method to recognize the cost of the awards.